Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Property and Equipment
	(in thousands)
	September 30, 2024	December 31, 2023
Furniture, fixtures, and equipment	1,466	1,448
Less: accumulated depreciation	(1,349)	(1,321)
Property and equipment, net	$117	$127

	(in thousands) December 31,
	2023	2022
Furniture, fixture and equipment	$1,448	$2,233
Less: accumulated depreciation	(1,321)	(2,038)
Property and equipment, net	$127	$195

Schedule of Available of Sale

Mutual Funds classified as available for sale consisted of:

(in thousands)

December 31, 2023

Securities	Fair Value	Short-Term Investments
Mutual Funds	$7,631	$7,631
Totals	$7,631	$7,631
Mutual Funds classified as available for sale consisted of:

(in thousands)

December 31, 2022

Securities	Fair Value	Short-Term Investments
Mutual Funds	$7,137	$7,137
Totals	$7,137	$7,137

Schedule of Equity Securities

Securities
Net gain recognized during the year on equity securities	$200
Less: Net gains and losses recognized during the year on equity securities sold during the year	(176)
Unrealized gains and losses recognized during the year on equity securities still held at the end of the year	$376
(in thousands)

December 31, 2022

Securities
Net losses recognized during the period on equity securities	$(1,679)
Less: Net gains and losses recognized during the period on equity securities sold during the year	(751)
Unrealized gains and losses recognized during the reporting period on equity securities still held at the end of the year	$(928)

Schedule of Options and Equity Estimated Based on Weighted Average Assumptions

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.37%	1.74% - 3.88%
Expected dividend yield	—	—
Expected life	10 years	10 years
Expected volatility	99.91%	98.43% - 107.18%
Weighted average grant date fair value for options issued	$0.43 per option for 400,000 options	$0.51 per option for 850,000 options

Schedule of Warrants Outstanding and Exercisable

Information regarding warrants outstanding and exercisable into shares of common stock is summarized below:

	2023			2022
		Warrant	Weighted Average Exercise		Warrant	Weighted Average Exercise
	Shares	Price	Price	Shares	Price	Price
Outstanding, beginning of year	226,610	$ 0.99-132.00	$9.10	294,939	$0.99 – 469.92	$15.19
Granted	—	—	—	—	—	—
Expired	(74,450)	17.05	17.05	(68,215)	469.92	469.92
Exercised	—	—	—	(114)	8.80	8.80
Outstanding, end of year	152,160	$ 0.99-8.80	$8.03	226,610	$ 0.99-132.00	$9.10
Exercisable	152,160	$ 0.99-8.80	$8.03	226,610	$ 0.99-132.00	$9.10
Weighted average remaining contractual life	.75 years			.94 years
Years exercisable	2024			2023-2024

Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Vest Stock Option Activity

Stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding June 30, 2024	2,407,775	$2.50	8.70	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	2,407,680	$2.44	8.70	$—
Vested and expected to vest September 30, 2024	2,407,680	$2.44	8.70	$—
Exercisable September 30, 2024	2,341,014	$1.66	7.17	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	2,408,438	$2.50	8.70	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(758)	—	—	—
Outstanding September 30, 2024	2,407,680	$2.44	8.70	$—
Vested and expected to vest September 30, 2024	2,407,680	$2.44	8.70	$—
Exercisable September 30, 2024	2,341,014	$1.66	7.17	$—

Vested stock option activity for employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Outstanding December 31, 2021	1,498,798	$4.22	9.11	—
Granted	550,000	0.49	9.71	—
Forfeited	(28,584)	17.71	—	—
Expired	—	—	—	—
Outstanding December 31, 2022	2,020,214	$3.01	8.86	—
Granted	400,000	0.47	10.17	—
Forfeited	(7,601)	9.68	—
Expired	(4,175)	41.61	—	—
Outstanding December 31, 2023	2,408,438	$2.50	8.70	—
Vested and expected to vest at December 31, 2023	2,041,772	$1.90	6.73	—
Exercisable at December 31, 2023	2,041,772	$1.90	6.73	—

Schedule of Unvested Stock Option Activity

Unvested stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested June 30, 2024	166,666	$4.11	18.87	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	(99,905)	0.47	7.17	—
Unvested September 30, 2024	66,666	$9.61	36.22	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested January 1, 2024	366,666	$2.13	12.44	$—
Granted	—	—	—	—
Expired	(758)	—	—	—
Vested	(299,242)	0.47	7.17	—
Unvested September 30, 2024	66,666	$9.61	36.22	$—

Unvested stock option activity for employees:

	Number of	Weighted Average Exercise	Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Unvested December 31, 2021	412,500	$4.15	5.85	—
Granted	550,000	0.49	9.71	—
Vested	(541,590)	1.31	9.73	—
Forfeited	(28,584)	17.71	—	—
Unvested December 31, 2022	392,326	$0.80	8.86	—
Granted	400,000	0.47	10.17	—
Vested	(413,884)	1.90	6.73	—
Forfeited	(7,601)	9.68	—	—
Expired	(4,175)	41.61	—	—
Unvested December 31, 2023	366,666	$2.13	12.44	—

Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Vest Stock Option Activity

Stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding June 30, 2024	885,055	$2.02	9.23	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	884,960	$1.88	9.23	$—
Vested and expected to vest September 30, 2024	884,960	$1.88	9.23	$—
Exercisable September 30, 2024	729,960	$1.87	10.06	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	885,055	$2.02	9.23	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	884,960	$1.88	9.23	$—
Vested and expected to vest September 30, 2024	884,960	$1.88	9.23	$—
Exercisable September 30, 2024	729,960	$1.87	10.06	$—

Vested stock option activity for non-employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Outstanding December 31, 2021	279,723	$6.12	7.93	—
Granted	300,000	0.54	9.68	—
Exercised	—	—	—	—
Forfeited	(568)	153.12	—	—
Outstanding December 31, 2022	579,155	$3.09	8.36	—
Granted	360,000	0.46	10.04	—
Exercised	—	—	—	—
Expired	(653)	145.24	—	—
Forfeited	(53,447)	1.31	—	—
Outstanding December 31, 2023	885,055	$2.02	9.23	—
Vested and expected to vest at December 31, 2023	550,055	$2.56	10.02	—
Exercisable at December 31, 2023	550,055	$2.56	10.02	—

Schedule of Unvested Stock Option Activity

Unvested stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested June 30, 2024	155,001	$3.42	11.30	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	95	0.46	10.18	—
Unvested September 30, 2024	155,001	$3.42	11.31	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested January 1, 2024	335,001	$1.83	10.70	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	(179,905)	0.46	10.18	—
Unvested September 30, 2024	155,001	$3.42	11.31	$—

Unvested stock option activity for non-employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Unvested December 31, 2021	97,831	$3.89	7.82	—
Granted	300,000	0.54	9.68	—
Vested	(229,053)	0.82	—	—
Forfeited	(1,989)	—	—	—
Unvested December 31, 2022	166,789	$4.05	9.49	—
Granted	360,000	0.46	10.18	—
Vested	(137,565)	0.47	9.47	—
Expired	(776)	145.24	—	—
Forfeited	(53,447)	1.31	—	—
Unvested December 31, 2023	335,001	$1.83	10.70	—

Equity Incentive Plan 2009 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Vest Stock Option Activity

Information regarding the options approved by the Board of Directors under the Equity Plan of 2009 is summarized below. The plan expired on June 24, 2019:

	2023			2022
		Option	Weighted Average Exercise		Option	Weighted Average Exercise
	Shares	Price	Price	Shares	Price	Price
Outstanding, beginning of year	124,399	13.20 – 1,003.20	22.23	128,504	13.20 – 2,127.84	25.58
Granted	—	—	—	—	—	—
Forfeited	(5,047)	9.68-327.36	57.79	(4,105)	16.76-2,127.84	129.88
Exercised	—	—	—	—	—	—
Outstanding, end of year	119,352	13.20-2,127.84	20.72	124,399	13.20-1,003.20	22.23
Exercisable, end of year	119,352	13.20-2,127.84		124,399	13.20-1,003.20
Weighted average remaining contractual life (years)	4.06 years			5.98 years

2018 Equity Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Vest Stock Option Activity

Information regarding the options approved by the Board of Directors under the Equity Plan of 2018 is summarized below:

	2023			2022
		Option	Weighted Average Exercise		Option	Weighted Average Exercise
	Shares	Price	Price	Shares	Price	Price
Outstanding, beginning of year	2,474,971	0.31-9.68	1.72	1,650,017	1.11 – 9.68	2.35
Granted	400,000	0.47-0.47	0.47	850,000	0.31 – 1.71	0.51
Forfeited	(60,829)	0.31-9.68	1.98	(25,046)	1.85 – 9.68	1.86
Exercised	—	—	—	—	—	—
Outstanding, end of year	2,814,142	0.31-9.68	1.54	2,474,971	0.31 – 9.68	1.72
Exercisable, end of year	2,397,474	0.31-327.36	4.71	1,916,637	0.41 – 9.68	2.22
Weighted average remaining contractual life (years)	7.96 years			9.65 years
Available for future grants	1,210,286			466,120